CONDENSED STATEMENT OF STOCKHOLDERS' DEFICIT [Parenthetical] - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Private Placement [Member]
Shares Issued, Price Per Share		$ 24.00
Registered Offering [Member]
Shares Issued, Price Per Share		$ 24.00
Warrants 21.00
Shares Issued, Price Per Share	$ 21.00
Warrants 4.50
Shares Issued, Price Per Share	$ 4.50